Profit Share Allocation (Details) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Profit share percentage	20.00%